Note 8 - Accrued Interest Receivable and Other Assets - Components of Accrued Interest Receivable and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Restricted stock	$ 4,399	$ 5,057
Deferred tax asset, net	1,693	1,073
Operating right-of-use assets	872	742
Other	3,201	1,554
Total	14,297	13,636
Investment Securities [Member]
Accrued interest	1,312	854
Loans [Member]
Accrued interest	$ 2,820	$ 4,356